Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 82,595	$ 85,882	$ 65,063
Production costs	(36,958)	(38,671)	(36,742)
Depreciation and amortization	(7,267)	(4,141)	(2,705)
Royalties	(4,138)	(4,281)	(3,159)
Gross profit	34,232	38,789	22,457
Other income	777	716	3,915
Administrative expenses	(23,403)	(20,101)	(8,992)
Change in fair value of earnout liability	158,822
Change in fair value of derivative liability (warrants)	5,725
Listing expense	(65,381)
Allowance for credit losses, net of recoveries	(23)	(13)	(1,283)
Foreign exchange (loss)/gain	(66)	1,016	1,458
Impairment	(240)	(5,724)
Operating profit	110,443	14,683	17,555
Finance cost	(1,952)	(1,522)	(2,415)
Disposal of investment			(41)
Related party credit loss		(1,426)	(6,818)
Interest income	16	14	114
Financial guarantee remeasurement		2,746	486
Profit before taxation	108,507	14,495	8,881
Income tax expense	(7,327)	(10,907)	(5,254)
Profit for the year	101,180	3,588	3,627
Other comprehensive income
Total comprehensive income	$ 101,180	$ 3,588	$ 3,627
Earnings per share
Basic earnings per share ($) (in Dollars per share)	$ 1.96	$ 0.07	$ 0.07
Diluted earnings per share ($) (in Dollars per share)	$ 1.84	$ 0.07	$ 0.07